Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current tax expense:
Federal
Current state income tax	$ 4	$ 6	$ 4	$ 6	6	2
Total current					6	2
Deferred tax benefit:
Federal
State
Total deferred
Total provision for income taxes	$ 4	$ 6	$ 4	$ 6	$ 6	$ 2